Pensions - Reconciliation of Fair Value of Plan Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of fair value of plan assets:
Fair value of plan assets at January 1	$ 8,142	$ 9,962
Actual return on plan assets	151	(1,028)
Employer contributions	2,449	2,290
Foreign currency exchange rate changes	593	(130)
Benefit payments	(2,982)	(2,952)
Fair value of plan assets at December 31	$ 8,353	$ 8,142